FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

19.          FINANCIAL RISK MANAGEMENT

Financial risk management

The Company has exposure to a variety of financial risks: market risk (including currency risk, interest rate risk and commodity price risk), credit risk and liquidity risk from its use of financial instruments.

This note presents information about the Company’s exposure to each of these risks, the Company’s objectives, policies and processes for measuring and managing risk, and the Company’s management of capital. Risk management is the responsibility of management and is carried out under the oversight of and policies approved by, the Board of Directors. Material risks are monitored and are regularly discussed with the Audit Committee and the Board of Directors.

(a)  Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and commodity prices will affect the Company’s cash flows or value of its financial instruments.

(i)	Currency risk

The Company is subject to currency risk on financial instruments which are denominated in currencies that are not the same as the functional currency of the entity that holds them. Exchange gains and losses would impact earnings (loss).

The Company is exposed to currency risk through cash and cash equivalents, receivables and other excluding trade receivables, restricted cash and accounts payable and accrued liabilities which are denominated in CAD.

The following table shows the impact on pre-tax earnings (loss) of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD, as of December 31, 2020, with all other variables held constant:

	Impact of currency rate change on pre-tax earnings (loss)
	10% increase	10% decrease
Cash and cash equivalents	$1,943	$(1,943)
Receivables and other, excluding trade receivables	178	(178)
Restricted cash	5	(5)
Accounts payable and accrued liabilities	(5,869)	5,869

In addition to currency risk from financial instruments, a majority of the Company’s mine production costs, capital expenditures and corporate administrative costs are incurred in CAD. Consequently, fluctuations in the USD exchange rate against the CAD increases the volatility of cost of sales and corporate administrative costs.

In 2020, the Company hedged a portion of its exposure to currency fluctuations using forward contracts. For the year ended December 31, 2020, the change in fair value of non-hedge derivatives resulted in a gain on financial instruments at fair value of $377 (2019 - nil). The Company has no foreign exchange forward contracts as of December 31, 2020.

(ii)	Interest rate risk

The Company is subject to interest rate risk with respect to its investments in cash and cash equivalents. The Company’s current policy is to invest cash at floating rates of interest and cash reserves are to be maintained in cash and cash equivalents in order to maintain liquidity, while achieving a satisfactory return for shareholders. Fluctuations in interest rates when cash and cash equivalents mature impact interest income earned.

The Company is subject to interest rate risk with respect to its loan facility. Interest rates associated with this facility are based on LIBOR and the administrative agents' base rate which fluctuate based on market conditions.

The following table shows the impact on pre-tax earnings (loss) of a 1% change in interest rates on financial assets and liabilities as of December 31, 2020, with all other variables held constant:

	Impact of interest rate change on pre-tax earnings (loss)
	1% increase	1% decrease
Cash and cash equivalents	$917	$(917)
Loan facility	(315)	315

(iii)	Commodity price risk

The Company is subject to commodity price risk from fluctuations in the market prices for gold and silver. Commodity price risks are affected by many factors that are outside the Company’s control including global or regional consumption patterns, the supply of and demand for metals, speculative activities, the availability and costs of metal substitutes, inflation and political and economic conditions.

The financial instruments impacted by commodity prices are trade receivables.

Price adjustments are made in subsequent periods to the customer receivables for concentrate sales transactions based on movements in market prices prior to final settlement. As a result, concentrate sales receivables are fair valued and adjusted each period to reflect forward market prices to the estimated settlement date.

For the years ended December 31, 2020 and 2019, the Company has not hedged the price of any commodity.

The following table shows the impact of pre-tax earnings (loss) from changes in the fair values of financial instruments with a 10% change in gold and silver commodity prices. The impact of a 10% movement in commodity prices as of December 31, 2020, with all other variables held constant, is as follows:

	Impact of price change on pre-tax earnings (loss)
	10% increase	10% decrease
Trade receivables	$9,677	$(9,677)

(b)  Credit risk

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations. The Company's credit risk is primarily attributable to its financial assets including cash and cash equivalents, trade receivables and restricted cash.

The carrying amount of financial assets represents the maximum credit exposure:

	December 31,	December 31,
	2020	2019
Cash and cash equivalents	$174,753	$23,174
Trade receivables	8,377	6,210
Restricted cash	55	54
	$183,185	$29,438

The Company limits its exposure to credit risk on financial assets through investing its cash and cash equivalents and restricted cash with high-credit quality financial institutions. Management believes the risk of loss related to these deposits to be low. The Company regularly evaluates changes in the status of its counterparties.

The Company is exposed to credit risk through its trade receivables, which are principally with internationally recognized counterparties. The Company sells its refined gold on spot contracts to financial institutions in Canada and its concentrates to trading companies. The Company sells its silver to refineries located in Canada and other jurisdictions and trading companies. The Company has had limited instances of default from its counterparties. The Company regularly evaluates the counterparties to which it sells its product. The Company is not economically dependent on a limited number of customers for the sale of its gold and silver as its products can be sold through numerous world-wide commodity markets and traders. As at December 31, 2020, the Company has $8,377 (2019 – $6,210) receivables related to its gold and silver revenue. As these receivables are measured at FVTPL, expected credit losses are incorporated into the estimate of fair value.

(c)   Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk by monitoring actual and projected cash flows and matching the maturity profile of financial assets and liabilities. Cash flow forecasting is performed regularly to ensure that there is sufficient liquidity in order to meet short-term business requirements, after taking into account cash flows from operations and our holdings of cash and cash equivalents.

Cash and cash equivalents are currently invested in business and savings accounts with financial institutions of high credit quality which are available on demand. To the extent there is not sufficient liquidity in the form of cash and cash equivalents to meet obligations or to mitigate the impact of potential risks such as COVID-19, the Company will consider drawing on the revolving portion of the loan facility (to the extent available), or by securing additional debt and/or equity funding.

The Company has issued surety bonds and letters of credit to support future decommissioning and restoration provisions.

The Company’s financial obligations consist of accounts payable and accrued liabilities and long-term debt consisting of the loan facility and convertible notes.

The maturity of financial liabilities as at December 31, 2020 is as follows:

				More than
	1 year	2-3 years	4-5 years	5 years	Total
Principal repayments on loan facility	$66,667	$104,667	$—	$—	$171,334
Convertible notes	—	100,000	—	—	100,000
Accounts payable and accrued liabilities	57,532	—	—	—	57,532
Interest payments on loan facility(1)	3,885	2,052	—	—	5,937
Lease obligations	5,320	3,755	292	—	9,367
Interest on convertible notes	2,250	1,114	—	—	3,364
RSU liability	1,634	1,132	—	—	2,766
	$137,288	$212,720	$292	$—	$350,300
(1)	Interest payments on the loan facility represent management’s estimate based on current LIBOR and the Company’s projected applicable margin in accordance with the terms of the loan facility.

Capital management

The Company’s objectives in the managing of capital are to safeguard the ability to continue as a going concern and provide financial capacity to meet its strategic objectives. Management monitors the amount of cash and cash equivalents, debt instruments and equity in the capital structure and adjusts the capital structure, as necessary, to support the exploration, development and operation of its Brucejack Mine and projects.

The capital structure of the Company consists of debt instruments and equity attributable to common shareholders, comprising of issued share capital, other reserves and deficit.

To maintain or adjust the capital structure, the Company may issue new shares, issue new debt, acquire or dispose of assets to facilitate the management of its capital requirements.

The Company prepares detailed annual budgets and cash flow forecasts for mining, development and corporate activities that are approved by the Board of Directors. Forecasts are regularly reviewed and updated for changes in circumstances to facilitate capital allocation, investment and financing decisions.

Fair value estimation

The Company’s financial assets and liabilities are measured and recognized according to a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable inputs.

The three levels of fair value hierarchy are as follows:

Level 1:        Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2:        Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3:        Inputs for the asset or liability that are not based on observable market data

The carrying values of cash and cash equivalents, non-trade receivables and other, restricted cash and accounts payable and accrued liabilities approximate their fair values due to the short-term maturity of these financial instruments. The carrying value of the loan facility approximates fair value due to the floating rate basis of the interest charges and insignificant changes in credit risk. The carrying value of the debt portion of convertible note approximates its fair value.

The following tables present the Company’s financial assets and liabilities by level within the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying value		Fair value
		Amortized
As at December 31, 2020	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$174,753	$—	$—	$—
Trade receivables	8,377	—	—	8,377	—
Non-trade receivables and other	—	4,506	—	—	—
Restricted cash	—	55	—	—	—
	$8,377	$179,314	$—	$8,377	$—
Financial liabilities
Accounts payable and accrued liabilities	$—	$55,212	$—	$—	$—
Lease obligations	—	8,806	—	—	—
RSU liability	2,766	—	—	2,766	—
DSU liability	2,980	—	—	2,980	—
Loan facility	—	169,323	—	—	—
Debt portion of convertible note	—	93,302	—	—	—
	$5,746	$326,643	$—	$5,746	$—

	Carrying value		Fair value
		Amortized
As at December 31, 2019	FVTPL	cost	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	$—	$23,174	$—	$—	$—
Trade receivables	6,210	—	—	6,210	—
Non-trade receivables and other	—	11,221	—	—	—
Restricted cash	—	54	—	—	—
	$6,210	$34,449	$—	$6,210	$—

Financial liabilities
Accounts payable and accrued liabilities	$—	$47,297	$—	$—	$—
Lease obligations	—	14,118	—	—	—
RSU liability	3,811	—	—	3,811	—
DSU liability	1,745	—	—	1,745	—
Loan facility	—	376,202	—	—	—
Debt portion of convertible note	—	87,718	—	—	—
	$5,556	$525,335	$—	$5,556	$—